Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 11,246,741
Acquisition of WingHouse		11,246,738
Ending balance	$ 11,246,738	$ 11,246,741